SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Derivative Liability (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Derivative Liability [Line Items]
Derivative liability	$ 25,541	$ 19,999	$ 0
Total		19,999
Level 1
Schedule Of Derivative Liability [Line Items]
Derivative liability		0
Total		0
Level 2
Schedule Of Derivative Liability [Line Items]
Derivative liability		0
Total		0
Level 3
Schedule Of Derivative Liability [Line Items]
Derivative liability		19,999
Total		$ 19,999